Other Assets (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Other Assets

December 31,	2021	2020
Investment in associates and joint ventures	$27,064	$26,566
Long-term receivables	24,172	31,910
Prepaid deposits	79	124

	$51,315	$58,600